UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10065

Investment Company Act File Number

Tax-Managed Small-Cap Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Small-Cap Portfolio

July 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.8%

Security	Shares	Value
Aerospace & Defense — 4.4%
Curtiss-Wright Corp.	17,310	$1,540,417
Hexcel Corp.	76,905	3,319,989
Mercury Systems, Inc.(1)	66,919	1,734,540

		$6,594,946

Banks — 6.2%
Bank of the Ozarks, Inc.	62,791	$2,259,848
BankUnited, Inc.	85,502	2,566,770
Eagle Bancorp, Inc.(1)	45,126	2,326,246
Western Alliance Bancorp(1)	64,970	2,210,929

		$9,363,793

Building Products — 1.5%
Armstrong World Industries, Inc.(1)	54,658	$2,321,325

		$2,321,325

Capital Markets — 1.9%
Lazard, Ltd., Class A	78,109	$2,791,616

		$2,791,616

Chemicals — 3.3%
Balchem Corp.	61,238	$3,911,271
Chemtura Corp.(1)	39,360	1,105,622

		$5,016,893

Commercial Services & Supplies — 4.9%
Interface, Inc.	148,965	$2,660,515
Multi-Color Corp.	34,840	2,249,967
Team, Inc.(1)	90,787	2,506,629

		$7,417,111

Construction Materials — 1.5%
U.S. Concrete, Inc.(1)	34,970	$2,255,565

		$2,255,565

Diversified Consumer Services — 5.3%
Grand Canyon Education, Inc.(1)	49,970	$2,101,738
Houghton Mifflin Harcourt Co.(1)	133,280	2,259,096
ServiceMaster Global Holdings, Inc.(1)	96,057	3,633,837

		$7,994,671

Diversified Financial Services — 0.9%
Bats Global Markets, Inc.(1)	55,589	$1,410,849

		$1,410,849

Electronic Equipment, Instruments & Components — 2.7%
FEI Co.	24,538	$2,611,334
MTS Systems Corp.	30,580	1,450,409

		$4,061,743

Energy Equipment & Services — 0.6%
Superior Energy Services, Inc.	54,580	$871,643

		$871,643

Food & Staples Retailing — 1.0%
Sprouts Farmers Market, Inc.(1)	62,320	$1,441,462

		$1,441,462

Security	Shares	Value
Food Products — 2.7%
Pinnacle Foods, Inc.	81,474	$4,090,810

		$4,090,810

Health Care Equipment & Supplies — 7.1%
ICU Medical, Inc.(1)	33,479	$3,909,008
Integra LifeSciences Holdings Corp.(1)	37,285	3,142,007
West Pharmaceutical Services, Inc.	44,126	3,542,435

		$10,593,450

Health Care Providers & Services — 3.5%
AmSurg Corp.(1)	30,868	$2,315,409
Team Health Holdings, Inc.(1)	72,340	2,954,365

		$5,269,774

Household Durables — 2.1%
Helen of Troy, Ltd.(1)	31,058	$3,093,687

		$3,093,687

Insurance — 6.0%
First American Financial Corp.	89,765	$3,753,075
Horace Mann Educators Corp.	68,235	2,332,272
RLI Corp.	14,490	987,783
Stewart Information Services Corp.	45,780	1,959,842

		$9,032,972

IT Services — 5.0%
Black Knight Financial Services, Inc., Class A(1)	47,934	$1,862,236
CSG Systems International, Inc.	55,730	2,243,690
Euronet Worldwide, Inc.(1)	43,589	3,324,097

		$7,430,023

Life Sciences Tools & Services — 2.7%
Cambrex Corp.(1)	21,560	$1,129,960
VWR Corp.(1)	93,470	2,927,480

		$4,057,440

Machinery — 2.5%
RBC Bearings, Inc.(1)	48,813	$3,711,252

		$3,711,252

Marine — 2.1%
Kirby Corp.(1)	56,972	$3,104,404

		$3,104,404

Oil, Gas & Consumable Fuels — 5.5%
Diamondback Energy, Inc.(1)	33,211	$2,915,594
PDC Energy, Inc.(1)	45,296	2,480,862
Rice Energy, Inc.(1)	125,530	2,927,359

		$8,323,815

Real Estate Investment Trusts (REITs) — 7.0%
Acadia Realty Trust	61,600	$2,319,856
CubeSmart	112,916	3,354,735
DCT Industrial Trust, Inc.	45,450	2,282,499
Post Properties, Inc.	40,902	2,600,958

		$10,558,048

Road & Rail — 1.6%
Landstar System, Inc.	33,450	$2,357,891

		$2,357,891

Semiconductors & Semiconductor Equipment — 3.8%
Cirrus Logic, Inc.(1)	70,686	$3,434,633
Cypress Semiconductor Corp.	191,513	2,229,211

		$5,663,844

Security	Shares	Value
Software — 4.1%
Mentor Graphics Corp.	160,769	$3,434,026
Verint Systems, Inc.(1)	76,875	2,711,381

		$6,145,407

Specialty Retail — 3.2%
Burlington Stores, Inc.(1)	32,460	$2,483,514
Sally Beauty Holdings, Inc.(1)	76,620	2,247,265

		$4,730,779

Textiles, Apparel & Luxury Goods — 0.7%
Kate Spade & Co.(1)	34,420	$746,570
Steven Madden, Ltd.(1)	9,880	345,997

		$1,092,567

Thrifts & Mortgage Finance — 2.0%
Essent Group, Ltd.(1)	124,630	$2,986,135

		$2,986,135

Total Common Stocks (identified cost $114,309,537)		$143,783,915

Short-Term Investments — 6.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.56%(2)	$9,658	$9,658,244

Total Short-Term Investments (identified cost $9,658,244)		$9,658,244

Total Investments — 102.2% (identified cost $123,967,781)		$153,442,159

Other Assets, Less Liabilities — (2.2)%		$(3,324,401)

Net Assets — 100.0%		$150,117,758

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2016 was $13,209.

The Portfolio did not have any open financial instruments at July 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$123,854,171

Gross unrealized appreciation	$32,092,175
Gross unrealized depreciation	(2,504,187)

Net unrealized appreciation	$29,587,988

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$143,783,915	*	$—	$—	$143,783,915
Short-Term Investments	—		9,658,244	—	9,658,244
Total Investments	$143,783,915		$9,658,244	$—	$153,442,159

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At July 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Small-Cap Portfolio

By:	/s/ Nancy B. Tooke
Nancy B. Tooke
President

Date:	September 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nancy B. Tooke
Nancy B. Tooke
President

Date:	September 26, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 26, 2016